RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Derivative instruments - Hedging derivatives - Liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Financial liabilities	$ 231,392,733	$ 216,578,285
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,056,736	1,006,844
Derivatives | Hedging derivative liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	94,298	195,539
Derivatives | Hedging derivative liabilities | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of financial liabilities [line items]
Notional amount	6,211,399	8,722,602
Financial liabilities	94,298	195,539
Derivatives | Hedging derivative liabilities | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Central counterparties [member]
Disclosure of financial liabilities [line items]
Notional amount	$ 3,318,104	$ 4,601,646